Offerings	Sep. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.450% Notes due 2030
Amount Registered | shares	3,000,000,000
Proposed Maximum Offering Price per Unit	0.99938
Maximum Aggregate Offering Price	$ 2,998,140,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,015.24
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2032
Amount Registered | shares	3,000,000,000
Proposed Maximum Offering Price per Unit	0.99965
Maximum Aggregate Offering Price	$ 2,998,950,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,139.25
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2035
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	0.99985
Maximum Aggregate Offering Price	$ 3,999,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 612,308.14
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.875% Notes due 2045
Amount Registered | shares	2,500,000,000
Proposed Maximum Offering Price per Unit	0.99953
Maximum Aggregate Offering Price	$ 2,498,825,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 382,570.11
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.950% Notes due 2055
Amount Registered | shares	3,500,000,000
Proposed Maximum Offering Price per Unit	0.9902
Maximum Aggregate Offering Price	$ 3,465,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 530,598.67
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.100% Notes due 2065
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	0.99392
Maximum Aggregate Offering Price	$ 1,987,840,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 304,338.31
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.